Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (18,774)	£ (19,785)	£ (19,654)
Actual return on plan assets	610	(899)	(2,195)
Group [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	5,055	6,894	7,201
Equity, unlisted	7	13	14
Multi-asset funds	2,997	2,517	1,545
Property, listed	33
Property, unlisted	658	593	558
Corporate bonds, listed	1,298	1,220	601
Corporate bonds, unlisted	331	346	345
Government bonds, listed	4,916	6,128	7,719
Insurance contracts	1,601	1,556	1,493
Other assets	883	(987)	(1,906)
Fair value of assets	17,779	18,280	17,570
Present value of scheme obligations	(18,774)	(19,785)	(19,654)
Net surplus/(obligation)	(995)	(1,505)	(2,084)
Actual return on plan assets	(156)	1,369	2,725
Group [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	760	538	313
Group [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,755)	(2,043)	(2,397)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	3,257	4,902	5,357
Equity, unlisted	0
Multi-asset funds	2,997	2,517	1,545
Property, listed	0
Property, unlisted	423	352	314
Corporate bonds, listed	404	297	292
Corporate bonds, unlisted	306	326	321
Government bonds, listed	3,835	5,127	6,165
Insurance contracts	770	849	856
Other assets	589	(1,216)	(2,267)
Fair value of assets	12,581	13,154	12,583
Present value of scheme obligations	(12,087)	(13,101)	(12,884)	£ (10,601)
Net surplus/(obligation)	494	53	(301)
Actual return on plan assets	(88)	893	2,473
UK [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	711	470	276
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(217)	(417)	(577)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	1,280	1,448	1,358
Equity, unlisted	0
Multi-asset funds	0
Property, listed	0
Property, unlisted	231	209	216
Corporate bonds, listed	783	820	213
Corporate bonds, unlisted	0
Government bonds, listed	286	239	815
Insurance contracts	0
Other assets	228	158	288
Fair value of assets	2,808	2,874	2,890
Present value of scheme obligations	(3,474)	(3,445)	(3,752)	(3,134)
Net surplus/(obligation)	(666)	(571)	(862)
Actual return on plan assets	(123)	394	153
US [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(666)	(571)	(862)
Rest of World. [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	518	544	486
Equity, unlisted	7	13	14
Multi-asset funds	0
Property, listed	33
Property, unlisted	4	32	28
Corporate bonds, listed	111	103	96
Corporate bonds, unlisted	25	20	24
Government bonds, listed	795	762	739
Insurance contracts	831	707	637
Other assets	66	71	73
Fair value of assets	2,390	2,252	2,097
Present value of scheme obligations	(3,213)	(3,239)	(3,018)	£ (2,384)
Net surplus/(obligation)	(823)	(987)	(921)
Actual return on plan assets	55	82	99
Rest of World. [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	49	68	37
Rest of World. [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (872)	£ (1,055)	£ (958)